Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Summary of earnings per share

EARNINGS PER SHARE – FOR THE YEAR	2020				2021				2022
ENDED 31 DECEMBER		Weighted				Weighted				Weighted
	Net profit	average			Net profit	average			Net profit	average
	attributable to	number			attributable to	number			attributable to	number
	shareholders	of shares	EPS		shareholders	of shares	EPS		shareholders	of shares	EPS
	£m	(millions)	(pence)		£m	(millions)	(pence)		£m	(millions)	(pence)
Basic earnings per share	1,224	1,926.2	63.5	p	1,471	1,928.0	76.3	p	1,634	1,918.5	85.2	p
Diluted earnings per share	1,224	1,937.8	63.2	p	1,471	1,939.4	75.8	p	1,634	1,929.3	84.7	p

Summary of adjusted earnings per share

ADJUSTED EARNINGS PER SHARE	2020				2021				2022
	Adjusted net	Weighted			Adjusted net	Weighted			Adjusted net	Weighted
	profit	average			profit	average			profit	average
	attributable to	number	Adjusted		attributable to	number	Adjusted		attributable to	number	Adjusted
	shareholders	of shares	EPS		shareholders	of shares	EPS		shareholders	of shares	EPS
	£m	(millions)	(pence)		£m	(millions)	(pence)		£m	(millions)	(pence)
Adjusted earnings per share	1,543	1,926.2	80.1	p	1,689	1,928.0	87.6	p	1,961	1,918.5	102.2	p

Summary of reconciliation of adjusted net profit attributable to parent

RECONCILIATION OF ADJUSTED NET PROFIT ATTRIBUTABLE TO RELX PLC SHAREHOLDERS

2020	Pre-tax	Tax on
	adjustment	adjustment	Total
	£m	£m	£m
Net profit attributable to shareholders			1,224
Adjustments:
Amortisation of acquired intangible assets	360	35	395
Other deferred tax credits from intangible assets*	–	(78)	(78)
Acquisition-related items	(12)	(6)	(18)
Net interest on net defined benefit pension obligation and other	11	(2)	9
Disposals and other non-operating items	(130)	3	(127)
Exceptional costs in Exhibitions	183	(45)	138
Adjusted net profit attributable to shareholders			1,543

2021	Pre-tax	Tax on
	adjustment	adjustment	Total
	£m	£m	£m
Net profit attributable to shareholders			1,471
Adjustments:
Amortisation of acquired intangible assets	294	22	316
Other deferred tax credits from intangible assets*	–	(61)	(61)
Acquisition-related items	21	(11)	10
Net interest on net defined benefit pension obligation and other	9	(2)	7
Disposals and other non-operating items	(55)	1	(54)
Adjusted net profit attributable to shareholders			1,689

2022	Pre-tax	Tax on
	adjustment	adjustment	Total
	£m	£m	£m
Net profit attributable to shareholders			1,634
Adjustments:
Amortisation of acquired intangible assets	296	30	326
Other deferred tax credits from intangible assets*	–	(64)	(64)
Acquisition-related items	62	(13)	49
Net interest on net defined benefit pension obligation and other	5	(1)	4
Disposals and other non-operating items	9	3	12
Adjusted net profit attributable to shareholders			1,961
*	Movements on deferred tax liabilities arising on acquired intangible assets that do not qualify for tax amortisation.